Consolidated Portfolio of Investments – as of September 30, 2020 (Unaudited)

AlphaSimplex Global Alternatives Fund

Shares	Description	Value (†)
Common Stocks – 35.0% of Net Assets
	Aerospace & Defense – 0.3%
15,760	Howmet Aerospace, Inc.	$263,507
2,205	Lockheed Martin Corp.	845,132
14,270	Raytheon Technologies Corp.	821,096

		1,929,735

	Air Freight & Logistics – 0.4%
8,809	C.H. Robinson Worldwide, Inc.	900,192
15,991	Expeditors International of Washington, Inc.	1,447,505

		2,347,697

	Automobiles – 0.1%
850	Tesla, Inc.(a)	364,659

	Banks – 0.3%
14,717	Citigroup, Inc.	634,450
103,156	Dime Community Bancshares, Inc.	1,166,694

		1,801,144

	Beverages – 0.5%
19,539	Coca-Cola Co. (The)	964,640
32,388	Keurig Dr Pepper, Inc.	893,909
7,587	PepsiCo, Inc.	1,051,558

		2,910,107

	Biotechnology – 0.4%
2,405	Alnylam Pharmaceuticals, Inc.(a)	350,168
113,656	Immatics NV(a)	1,205,890
408	Regeneron Pharmaceuticals, Inc.(a)	228,390
1,707	Seattle Genetics, Inc.(a)	334,043

		2,118,491

	Building Products – 0.4%
7,010	Allegion PLC	693,359
8,147	Fortune Brands Home & Security, Inc.	704,879
6,278	Masonite International Corp.(a)	617,755
39,489	Resideo Technologies, Inc.(a)	434,379

		2,450,372

	Capital Markets – 1.8%
5,116	Blackstone Group, Inc. (The), Class A	267,055
32,094	Houlihan Lokey, Inc.	1,895,151
2,205	MarketAxess Holdings, Inc.	1,061,906
7,151	Morningstar, Inc.	1,148,522
2,722	Nasdaq, Inc.	334,017
41,384	Open Lending Corp., Class A(a)	1,055,292
16,196	PJT Partners, Inc., Class A	981,639
12,333	SEI Investments Co.	625,530
72,248	TD Ameritrade Holding Corp.	2,828,509

		10,197,621

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – 0.6%
34,093	Axalta Coating Systems Ltd.(a)	$755,842
5,480	Ecolab, Inc.	1,095,123
2,687	NewMarket Corp.	919,814
59,455	Orion Engineered Carbons S.A.	743,782

		3,514,561

	Commercial Services & Supplies – 0.8%
29,530	ADT, Inc.	241,260
2,094	Cintas Corp.	696,946
2,909	Copart, Inc.(a)	305,910
14,459	IAA, Inc.(a)	752,880
4,193	Republic Services, Inc.	391,417
15,671	Ritchie Bros. Auctioneers, Inc.	928,507
11,736	Rollins, Inc.	635,974
3,067	Waste Management, Inc.	347,092

		4,299,986

	Communications Equipment – 0.2%
37,202	Radware Ltd.(a)	901,777
1,899	Ubiquiti, Inc.	316,487

		1,218,264

	Construction & Engineering – 0.2%
23,351	AECOM(a)	977,006

	Construction Materials – 0.1%
10,000	Eagle Materials, Inc.	863,200

	Consumer Finance – 0.4%
2,151	Credit Acceptance Corp.(a)	728,415
10,999	FirstCash, Inc.	629,253
9,881	Green Dot Corp., Class A(a)	500,077
13,055	Synchrony Financial	341,649

		2,199,394

	Containers & Packaging – 0.3%
4,846	Avery Dennison Corp.	619,513
25,841	Silgan Holdings, Inc.	950,173

		1,569,686

	Distributors – 0.1%
25,978	LKQ Corp.(a)	720,370

	Diversified Consumer Services – 0.1%
4,481	Chegg, Inc.(a)	320,123

	Diversified Financial Services – 0.2%
3	Berkshire Hathaway, Inc., Class A(a)	960,003

	Diversified Telecommunication Services – 0.6%
83,877	AT&T, Inc.	2,391,333

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
16,133	Verizon Communications, Inc.	$959,752

		3,351,085

	Electric Utilities – 1.1%
7,693	Alliant Energy Corp.	397,343
4,463	American Electric Power Co., Inc.	364,761
8,112	Avangrid, Inc.	409,332
4,740	Duke Energy Corp.	419,774
2,511	Entergy Corp.	247,409
4,446	Eversource Energy	371,463
33,438	Exelon Corp.	1,195,743
10,424	Hawaiian Electric Industries, Inc.	346,494
4,269	IDACORP, Inc.	341,093
976	NextEra Energy, Inc.	270,899
12,063	OGE Energy Corp.	361,769
4,733	Pinnacle West Capital Corp.	352,845
9,004	Portland General Electric Co.	319,642
7,156	Southern Co. (The)	387,998
4,780	Xcel Energy, Inc.	329,868

		6,116,433

	Electrical Equipment – 0.7%
10,016	Emerson Electric Co.	656,749
5,257	Generac Holdings, Inc.(a)	1,017,966
51,687	Vivint Solar, Inc.(a)	2,188,944

		3,863,659

	Electronic Equipment, Instruments & Components – 0.3%
5,151	Amphenol Corp., Class A	557,699
4,878	CDW Corp.	583,067
60,281	Flex Ltd.(a)	671,530

		1,812,296

	Entertainment – 0.4%
71,100	Lions Gate Entertainment Corp., Class A(a)	674,028
2,834	Madison Square Garden Sports Corp., Class A(a)	426,460
7,638	Walt Disney Co. (The)	947,723

		2,048,211

	Food & Staples Retailing – 0.4%
3,325	Costco Wholesale Corp.	1,180,375
5,192	Sysco Corp.	323,046
7,612	U.S. Foods Holding Corp.(a)	169,139
6,299	Walmart, Inc.	881,293

		2,553,853

	Food Products – 1.7%
33,287	Conagra Brands, Inc.	1,188,679
14,492	Flowers Foods, Inc.	352,590
5,892	General Mills, Inc.	363,419
32,938	Hain Celestial Group, Inc. (The)(a)	1,129,773

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – continued
2,326	Hershey Co. (The)	$333,409
7,728	Hormel Foods Corp.	377,822
68,422	Hostess Brands, Inc.(a)	843,643
5,189	Kellogg Co.	335,158
1,662	McCormick & Co., Inc.	322,594
27,089	Mondelez International, Inc., Class A	1,556,263
34,068	Nomad Foods Ltd.(a)	868,053
13,066	Post Holdings, Inc.(a)	1,123,676
27,726	Tootsie Roll Industries, Inc.	856,733

		9,651,812

	Gas Utilities – 0.1%
3,865	Atmos Energy Corp.	369,455
6,054	Spire, Inc.	322,073

		691,528

	Health Care Equipment & Supplies – 1.1%
23,223	Baxter International, Inc.	1,867,594
9,492	Danaher Corp.	2,043,912
822	DexCom, Inc.(a)	338,853
1,350	Insulet Corp.(a)	319,397
8,245	Medtronic PLC	856,820
13,391	Merit Medical Systems, Inc.(a)	582,509
1,529	Quidel Corp.(a)	335,432

		6,344,517

	Health Care Providers & Services – 0.6%
6,424	DaVita, Inc.(a)	550,216
8,427	Magellan Health, Inc.(a)	638,598
35,832	MEDNAX, Inc.(a)	583,345
7,647	Quest Diagnostics, Inc.	875,505
2,221	UnitedHealth Group, Inc.	692,441

		3,340,105

	Health Care Technology – 0.8%
35,765	Cerner Corp.	2,585,452
14,947	Livongo Health, Inc.(a)	2,093,327

		4,678,779

	Hotels, Restaurants & Leisure – 0.9%
191	Chipotle Mexican Grill, Inc.(a)	237,548
5,634	Cracker Barrel Old Country Store, Inc.	645,994
10,715	Hilton Worldwide Holdings, Inc.	914,204
4,245	McDonald’s Corp.	931,735
13,078	Starbucks Corp.	1,123,662
12,316	Yum! Brands, Inc.	1,124,451

		4,977,594

	Household Products – 0.8%
3,858	Church & Dwight Co., Inc.	361,533
1,667	Clorox Co. (The)	350,353

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – continued
4,220	Colgate-Palmolive Co.	$325,573
2,198	Kimberly-Clark Corp.	324,557
15,976	Procter & Gamble Co. (The)	2,220,504
4,734	WD-40 Co.	896,194

		4,478,714

	Independent Power & Renewable Electricity Producers – 0.1%
13,322	Atlantica Sustainable Infrastructure PLC	381,142

	Industrial Conglomerates – 0.1%
19,703	General Electric Co.	122,750
3,882	Honeywell International, Inc.	639,016

		761,766

	Insurance – 1.1%
4,750	Aon PLC, Class A	979,925
8,938	Brown & Brown, Inc.	404,623
2,905	Erie Indemnity Co., Class A	610,864
12,616	Hanover Insurance Group, Inc. (The)	1,175,559
12,700	Marsh & McLennan Cos., Inc.	1,456,690
6,003	Progressive Corp. (The)	568,304
1,496	White Mountains Insurance Group Ltd.	1,165,384

		6,361,349

	Internet & Direct Marketing Retail – 0.5%
443	Amazon.com, Inc.(a)	1,394,888
24,272	eBay, Inc.	1,264,571

		2,659,459

	IT Services – 2.4%
8,971	Accenture PLC, Class A	2,027,356
19,279	Amdocs Ltd.	1,106,807
12,519	Black Knight, Inc.(a)	1,089,779
16,254	Booz Allen Hamilton Holding Corp.	1,348,757
11,469	Broadridge Financial Solutions, Inc.	1,513,908
6,698	Fidelity National Information Services, Inc.	986,013
5,341	Jack Henry & Associates, Inc.	868,393
27,105	KBR, Inc.	606,068
16,524	MAXIMUS, Inc.	1,130,407
8,866	Paychex, Inc.	707,241
39,000	Perspecta, Inc.	758,550
3,422	Visa, Inc., Class A	684,297
2,667	Wix.com Ltd.(a)	679,685

		13,507,261

	Leisure Products – 0.2%
11,123	Brunswick Corp.	655,256
33,020	Callaway Golf Co.	632,003

		1,287,259

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 0.2%
12,438	Agilent Technologies, Inc.	$1,255,492

	Machinery – 0.6%
12,028	Donaldson Co., Inc.	558,340
14,465	Hillenbrand, Inc.	410,227
7,266	Lincoln Electric Holdings, Inc.	668,763
11,494	Toro Co. (The)	964,921
43,865	Trinity Industries, Inc.	855,368

		3,457,619

	Media – 0.7%
34,082	Altice USA, Inc., Class A(a)	886,132
3,664	Charter Communications, Inc., Class A(a)	2,287,582
2,078	Liberty Broadband Corp.(a)	294,681
33,270	Loral Space & Communications, Inc.	608,841

		4,077,236

	Multi-Utilities – 0.6%
3,371	Ameren Corp.	266,579
6,324	CMS Energy Corp.	388,357
5,273	Consolidated Edison, Inc.	410,239
3,304	Dominion Energy, Inc.	260,785
3,502	DTE Energy Co.	402,870
16,048	NiSource, Inc.	353,056
7,121	NorthWestern Corp.	346,365
7,091	Public Service Enterprise Group, Inc.	389,367
3,129	Sempra Energy	370,349
3,618	WEC Energy Group, Inc.	350,584

		3,538,551

	Multiline Retail – 0.1%
4,206	Dollar General Corp.	881,662

	Oil, Gas & Consumable Fuels – 1.3%
16,566	Cheniere Energy, Inc.(a)	766,509
221,523	CNX Resources Corp.(a)	2,091,174
36,208	CVR Energy, Inc.	448,255
21,897	Enviva Partners LP	881,573
50,407	Holly Energy Partners LP	611,437
18,084	Magellan Midstream Partners LP	618,473
265,014	Noble Energy, Inc.	2,265,870

		7,683,291

	Personal Products – 0.2%
2,606	Estee Lauder Cos., Inc. (The), Class A	568,760
3,925	Medifast, Inc.	645,466

		1,214,226

	Pharmaceuticals – 0.7%
15,880	Bristol-Myers Squibb Co.	957,405
5,708	Eli Lilly & Co.	844,898
4,069	Horizon Therapeutics PLC(a)	316,080

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
6,426	Johnson & Johnson	$956,703
22,905	Pfizer, Inc.	840,614

		3,915,700

	Professional Services – 0.6%
8,925	Exponent, Inc.	642,868
11,979	IHS Markit Ltd.	940,471
58,173	Nielsen Holdings PLC	824,893
9,303	Robert Half International, Inc.	492,501
2,135	Verisk Analytics, Inc.	395,637

		3,296,370

	Real Estate Management & Development – 0.2%
18,392	CBRE Group, Inc., Class A(a)	863,872
5,667	Howard Hughes Corp. (The)(a)	326,419

		1,190,291

	REITs - Apartments – 0.3%
14,081	American Homes 4 Rent, Class A	401,027
4,306	Camden Property Trust	383,148
6,855	Equity Residential	351,867
2,964	Mid-America Apartment Communities, Inc.	343,676

		1,479,718

	REITs - Health Care – 0.1%
5,803	Welltower, Inc.	319,687

	REITs - Hotels – 0.1%
23,468	MGM Growth Properties LLC, Class A	656,635

	REITs - Manufactured Homes – 0.1%
6,093	Equity LifeStyle Properties, Inc.	373,501

	REITs - Mortgage – 0.6%
82,555	AGNC Investment Corp.	1,148,340
116,883	Broadmark Realty Capital, Inc.	1,152,467
69,361	KKR Real Estate Finance Trust, Inc.	1,146,537

		3,447,344

	REITs - Office Property – 0.2%
2,342	Alexandria Real Estate Equities, Inc.	374,720
30,394	Equity Commonwealth	809,392

		1,184,112

	REITs - Shopping Centers – 0.2%
3,979	Alexander’s, Inc.	975,730

	REITs - Storage – 0.2%
8,605	CubeSmart	278,027
3,402	Extra Space Storage, Inc.	363,980
2,501	Life Storage, Inc.	263,280

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Storage – continued
1,723	Public Storage	$383,747

		1,289,034

	REITs - Warehouse/Industrials – 0.1%
7,237	Terreno Realty Corp.	396,298

	Road & Rail – 0.6%
8,075	CSX Corp.	627,185
4,175	Landstar System, Inc.	523,921
4,312	Old Dominion Freight Line, Inc.	780,127
19,744	Uber Technologies, Inc.(a)	720,261
3,301	Union Pacific Corp.	649,868

		3,301,362

	Semiconductors & Semiconductor Equipment – 0.8%
3,493	Advanced Micro Devices, Inc.(a)	286,391
44,165	Maxim Integrated Products, Inc.	2,985,996
1,110	Monolithic Power Systems, Inc.	310,367
2,220	Qorvo, Inc.(a)	286,402
1,612	SolarEdge Technologies, Inc.(a)	384,220
4,172	Teradyne, Inc.	331,507

		4,584,883

	Software – 2.7%
15,087	2U, Inc.(a)	510,846
29,227	Box, Inc., Class A(a)	507,381
7,848	Check Point Software Technologies Ltd.(a)	944,428
8,344	Citrix Systems, Inc.	1,149,052
22,802	CommVault Systems, Inc.(a)	930,322
1,101	Coupa Software, Inc.(a)	301,938
3,810	Datadog, Inc., Class A(a)	389,230
1,476	DocuSign, Inc.(a)	317,694
66,886	NortonLifeLock, Inc.	1,393,904
53,419	Open Text Corp.	2,256,418
18,008	Oracle Corp.	1,075,078
7,164	Pegasystems, Inc.	867,130
11,394	PTC, Inc.(a)	942,512
995	RingCentral, Inc., Class A(a)	273,237
3,756	salesforce.com, Inc.(a)	943,958
1,725	ServiceNow, Inc.(a)	836,625
3,539	Tyler Technologies, Inc.(a)	1,233,554
770	Zoom Video Communications, Inc., Class A(a)	361,985

		15,235,292

	Specialty Retail – 0.7%
5,787	Advance Auto Parts, Inc.	888,305
5,807	Best Buy Co., Inc.	646,261
5,350	Lowe’s Cos., Inc.	887,351
22,366	Rent-A-Center, Inc.	668,520
7,414	Ross Stores, Inc.	691,874

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
1,678	Ulta Beauty, Inc.(a)	$375,838

		4,158,149

	Technology Hardware, Storage & Peripherals – 0.2%
22,196	Seagate Technology PLC	1,093,597

	Textiles, Apparel & Luxury Goods – 0.1%
5,912	NIKE, Inc., Class B	742,193

	Thrifts & Mortgage Finance – 0.5%
85,787	Columbia Financial, Inc.(a)	952,236
18,134	Essent Group Ltd.	671,139
76,689	TFS Financial Corp.	1,126,561

		2,749,936

	Trading Companies & Distributors – 1.0%
65,104	BMC Stock Holdings, Inc.(a)	2,788,404
19,292	HD Supply Holdings, Inc.(a)	795,602
3,967	United Rentals, Inc.(a)	692,242
1,805	W.W. Grainger, Inc.	643,970
4,051	Watsco, Inc.	943,437

		5,863,655

	Water Utilities – 0.0%
1,859	American Water Works Co., Inc.	269,332

	Wireless Telecommunication Services – 0.2%
9,558	T-Mobile US, Inc.(a)	1,093,053

	Total Common Stocks (Identified Cost $188,060,004)	199,353,190

Exchange-Traded Funds – 1.3%
86,120	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $7,337,437)	7,225,468

Principal Amount
Short-Term Investments – 55.7%
	Certificates of Deposit – 30.2%
$10,000,000	National Bank of Kuwait (NY), 0.210%, 10/01/2020	10,000,036
20,000,000	Sumitomo Mitsui Trust Bank (NY), 0.090%, 10/06/2020	19,999,937
15,000,000	Landesbank Baden-Wuerttemberg (NY), 0.190%, 10/06/2020(b)	15,000,142
21,000,000	DNB Nor Bank ASA (NY), 0.080%, 10/08/2020	20,999,907
20,000,000	Sumitomo Mitsui Banking Corp. (NY), 1-month LIBOR + 0.150%, 0.301%, 10/13/2020(c)	20,001,149
14,000,000	Toronto-Dominion Bank (NY), 1-month LIBOR + 0.310%, 0.466%, 10/20/2020(c)	14,002,498

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$5,000,000	Landesbank Hessen-Thueringen Girozentrale (NY), 0.200%, 10/27/2020(b)	$5,000,333
17,000,000	Credit Industriel et Commercial (NY), 0.140%, 12/01/2020	17,001,346
20,000,000	BNP Paribas (NY), 0.220%, 12/01/2020(b)	20,002,994
20,000,000	Mizuho Bank Ltd. (NY), 0.240%, 12/02/2020(b)	20,002,797
5,000,000	DZ Bank (NY), 0.160%, 12/03/2020	5,000,142
5,000,000	Royal Bank of Canada (NY), 3-month LIBOR + 0.110%, 0.360%, 6/11/2021(b)(c)	5,003,815

		172,015,096

	Time Deposits – 9.5%
21,300,000	Skandinaviska Enskilda Banken (NY), 0.040%, 10/01/2020	21,300,000
11,300,000	National Bank of Kuwait (NY), 0.060%, 10/01/2020	11,300,000
21,300,000	Canadian Imperial Bank of Commerce, 0.080%, 10/01/2020	21,300,000

		53,900,000

	Treasuries – 5.8%
10,000,000	U.S. Treasury Bills, 0.080%, 10/08/2020(d)(e)	9,999,876
8,000,000	U.S. Treasury Bills, 0.090%, 11/05/2020(d)(e)	7,999,319
15,000,000	U.S. Treasury Bills, 0.080%, 11/19/2020(d)	14,998,163

		32,997,358

	Commercial Paper – 3.7%
21,000,000	Cooperatieve Rabobank UA, 0.080%, 10/06/2020(d)	20,999,661

	Repurchase Agreements – 6.5%
36,687,304	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $36,687,304 on 10/01/2020 collateralized by $548,100 U.S. Treasury Inflation Indexed Note, 0.125% due 4/15/2021 valued at $601,856; $36,860,300 U.S. Treasury Bills, Zero Coupon due 9/09/2021 valued at $36,819,348 including accrued interest(f) (Identified Cost $36,687,304)	36,687,304

	Total Short-Term Investments (Identified Cost $316,584,814)	316,599,419

	Total Investments – 92.0% (Identified Cost $511,982,255)	523,178,077
	Other assets less liabilities – 8.0%	45,675,409

	Net Assets – 100.0%	$568,853,486

Consolidation

The Fund invests in commodity-related derivatives through its investment in the AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of September 30, 2020, the value of the Fund’s investment in the Subsidiary was $12,957,085, representing 2.28% of the Fund’s net assets.

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Equity basket total return swaps are valued based on the value of the underlying listed equity securities as reported by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2020, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$53,281,150	$1,395,732	0.25%

*	Amount represents gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
REITs	Real Estate Investment Trusts
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	12/16/2020	CHF	B	8,500,000	$ 9,182,326	$ 9,249,419	$ 67,093
UBS AG	12/16/2020	CHF	B	39,000,000	42,622,508	42,438,509	(183,999)
UBS AG	12/16/2020	CHF	S	23,750,000	26,054,476	25,843,964	210,512
UBS AG	12/16/2020	NOK	B	64,000,000	7,093,088	6,862,748	(230,340)
UBS AG	12/16/2020	NOK	S	6,000,000	660,435	643,383	17,052
UBS AG	12/16/2020	NOK	S	22,000,000	2,319,518	2,359,070	(39,552)
UBS AG	12/16/2020	NZD	B	81,000,000	53,750,226	53,582,103	(168,123)
UBS AG	12/16/2020	NZD	S	19,100,000	12,775,069	12,634,792	140,277
UBS AG	12/16/2020	NZD	S	15,000,000	9,819,719	9,922,612	(102,893)
UBS AG	12/16/2020	PLN	B	8,000,000	2,128,520	2,070,077	(58,443)
UBS AG	12/16/2020	SEK	B	268,000,000	30,551,627	29,952,470	(599,157)
UBS AG	12/16/2020	SEK	S	44,000,000	4,866,351	4,917,570	(51,219)
UBS AG	12/16/2020	SGD	B	1,875,000	1,369,182	1,373,711	4,529
UBS AG	12/16/2020	SGD	B	3,375,000	2,473,242	2,472,680	(562)
UBS AG	12/17/2020	ZAR	S	19,500,000	1,136,577	1,153,802	(17,225)

Total							$(1,012,050)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2020, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	12/31/2020	2,573	$568,374,038	$568,532,493	$158,455
3 Year Australia Government Bond	12/15/2020	374	31,360,747	31,423,727	62,980
5 Year U.S. Treasury Note	12/31/2020	617	77,737,992	77,761,281	23,289
10 Year Australia Government Bond	12/15/2020	469	49,816,847	50,184,207	367,360
10 Year Canada Government Bond	12/18/2020	479	54,717,502	54,610,784	(106,718)
10 Year U.S. Treasury Note	12/21/2020	879	122,591,485	122,647,969	56,484
AEX-Index®	10/16/2020	8	1,042,073	1,027,216	(14,857)
British Pound	12/14/2020	192	15,441,550	15,484,800	43,250
Canadian Dollar	12/15/2020	33	2,465,980	2,479,290	13,310
DAX	12/18/2020	60	23,097,407	22,474,103	(623,304)
E-mini NASDAQ 100	12/18/2020	8	1,767,730	1,825,160	57,430
E-mini Russell 2000	12/18/2020	686	51,321,537	51,600,920	279,383
E-mini S&P MidCap 400®	12/18/2020	7	1,265,590	1,299,130	33,540
EURO STOXX 50®	12/18/2020	115	4,456,997	4,306,525	(150,472)
Euro-BTP	12/08/2020	415	71,071,044	71,807,507	736,463
Euro-Buxl® 30 Year Bond	12/08/2020	8	2,030,308	2,088,649	58,341
Euribor	12/14/2020	48	14,141,855	14,140,448	(1,407)
Eurodollar	3/15/2021	146	36,421,812	36,428,825	7,013
FTSE 100 Index	12/18/2020	213	16,594,239	16,055,034	(539,205)
German Euro BOBL	12/08/2020	69	10,917,231	10,935,123	17,892
Hang Seng Index®	10/29/2020	7	1,051,619	1,058,122	6,503
Indian Rupee	10/27/2020	158	4,276,468	4,275,480	(988)
MSCI EAFE Index	12/18/2020	15	1,415,435	1,389,900	(25,535)
MSCI Emerging Markets Index	12/18/2020	134	7,312,875	7,292,950	(19,925)
Nikkei 225™	12/10/2020	7	1,529,726	1,539,184	9,458
OMXS30®	10/16/2020	99	2,010,506	2,024,305	13,799
S&P/TSX 60 Index	12/17/2020	13	1,865,082	1,877,436	12,354
Sterling	12/16/2020	340	54,798,712	54,795,970	(2,742)
Short-Term Euro-BTP	12/08/2020	105	13,916,756	13,944,355	27,599
TOPIX	12/10/2020	9	1,378,623	1,387,142	8,519
UK Long Gilt	12/29/2020	81	14,269,495	14,225,984	(43,511)

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Dollar Index	12/14/2020	288	$26,695,872	$27,050,976	$355,104

Total					$819,862

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/16/2020	162	$7,218,049	$7,145,213	$(72,836)
Cocoa	12/15/2020	9	235,060	229,140	(5,920)
Coffee	12/18/2020	77	3,637,987	3,203,681	(434,306)
Copper LME	12/16/2020	178	28,930,259	29,702,638	772,379
Cotton	12/08/2020	255	8,424,835	8,388,225	(36,610)
Gold	12/29/2020	185	35,000,350	35,066,750	66,400
New York Harbor ULSD	10/30/2020	104	4,927,646	5,032,810	105,164
Nickel LME	12/16/2020	72	6,255,123	6,270,480	15,357
Soybean Meal	12/14/2020	129	4,390,060	4,422,120	32,060
Soybean Oil	12/14/2020	306	6,287,700	6,082,668	(205,032)
Sugar	2/26/2021	532	7,635,723	8,049,798	414,075
Wheat	12/14/2020	19	513,563	549,100	35,537
WTI Crude Oil	10/20/2020	6	237,990	241,320	3,330
Zinc LME	12/16/2020	141	8,374,489	8,467,932	93,443

Total					$783,041

At September 30, 2020, open short futures contracts were as follows:
Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	12/21/2020	181	$32,124,719	$31,906,906	$217,813
Australian Dollar	12/14/2020	37	2,699,820	2,650,310	49,510
Brazilian Real	10/30/2020	91	1,632,310	1,617,980	14,330
E-mini S&P 500®	12/18/2020	426	72,293,000	71,397,600	895,400
Euro	12/14/2020	219	32,058,900	32,125,931	(67,031)
Euro-OAT	12/08/2020	446	87,702,796	88,136,919	(434,123)
FTSE/JSE Top 40 Index	12/17/2020	1	30,242	30,079	163
German Euro Bund	12/08/2020	732	149,219,793	149,778,864	(559,071)
IBEX 35	10/16/2020	8	659,726	631,285	28,441
Japanese Yen	12/14/2020	173	20,517,106	20,516,719	387
Mexican Peso	12/14/2020	49	1,115,130	1,098,825	16,305
MSCI Singapore	10/29/2020	69	1,429,992	1,428,981	1,011

Total					$163,135

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	12/16/2020	255	$11,260,293	$11,247,094	$13,199
Copper	12/29/2020	131	9,942,838	9,931,438	11,400
Copper LME	12/16/2020	27	4,385,971	4,505,456	(119,485)
Corn	12/14/2020	652	11,514,962	12,355,400	(840,438)
Live Cattle	12/31/2020	17	752,210	763,980	(11,770)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Low Sulfur Gasoil	11/12/2020	186	$6,414,950	$6,207,750	$207,200
Natural Gas	10/28/2020	89	2,658,430	2,249,030	409,400
Nickel LME	12/16/2020	30	2,639,880	2,612,700	27,180
Silver	12/29/2020	13	1,773,425	1,527,110	246,315
Soybean	11/13/2020	56	2,805,625	2,865,800	(60,175)
Zinc LME	12/16/2020	98	5,959,166	5,885,512	73,654

Total					$(43,520)

[1]	Commodity futures are held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Swap Agreements

The Fund may enter into equity basket total return swap agreements. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for, typically, fixed or floating interest payments. When a Fund pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Fund receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may receive the change in value in addition to the interest payment. The Fund receives net interest or pays net total return depending on whether the values of the underlying assets decrease or increase. Dividends declared on short reference entity common stocks are accrued and paid to the counterparty. Equity basket total return swap agreements typically reset on a monthly basis.

Equity basket total return swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement. Payments made or received by the Fund as a result of a reset or termination of the agreement are recorded as realized gain or loss.

Equity basket total return swap agreements are privately negotiated in the over-the-counter market and are entered into as bilateral contracts. Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. Bilateral swap agreements may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. The Fund covers its net obligations under outstanding equity basket total return swap agreements by segregating or earmarking cash or securities.

At September 30, 2020, the Fund had the following open swap agreements:

Bilateral Equity Basket Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	Morgan Stanley Capital Services LLC	5/19/2021	$(94,536,500)	$—	$(94,536,500)	(16.6%)

(a)

The Fund receives or pays, on a monthly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-0.84% as calculated on the notional amount.

The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of September 30, 2020:

Common Stocks - Short	Shares	Value	% of Basket Value
Aerospace & Defense
Axon Enterprise, Inc.	(3,491)	$(316,634)	(0.3%)
Boeing Co. (The)	(1,615)	(266,895)	(0.3%)
Hexcel Corp.	(6,843)	(229,582)	(0.2%)
Spirit AeroSystems Holdings, Inc.	(12,953)	(244,941)	(0.3%)

		(1,058,052)

Common Stocks - Short	Shares	Value	% of Basket Value
Air Freight & Logistics
FedEx Corp.	(2,273)	(571,704)	(0.6%)
XPO Logistics, Inc.	(3,615)	(306,046)	(0.3%)

		(877,750)
Airlines
Alaska Air Group, Inc.	(7,325)	(268,315)	(0.3%)
Delta Air Lines, Inc.	(27,145)	(830,094)	(0.9%)
JetBlue Airways Corp.	(26,403)	(299,146)	(0.3%)
Southwest Airlines Co.	(15,329)	(574,837)	(0.6%)
United Airlines Holdings, Inc.	(16,629)	(577,858)	(0.6%)
Wayfair, Inc.	(2,382)	(693,186)	(0.7%)

		(3,243,436)
Auto Components
Aptiv PLC	(3,523)	(322,989)	(0.3%)
Goodyear Tire & Rubber Co. (The)	(29,442)	(225,820)	(0.2%)

		(548,809)
Banks
Banc of California, Inc.	(52,428)	(530,572)	(0.6%)
Bridge Bancorp, Inc.	(63,507)	(1,106,927)	(1.2%)
Live Oak Bancshares, Inc.	(26,013)	(658,909)	(0.7%)

		(2,296,408)
Biotechnology
Agios Pharmaceuticals, Inc.	(8,563)	(299,705)	(0.3%)
Alexion Pharmaceuticals, Inc.	(4,970)	(568,717)	(0.6%)
Alkermes PLC	(12,848)	(212,891)	(0.2%)
Bluebird Bio, Inc.	(5,121)	(276,278)	(0.3%)
Caredx, Inc.	(5,889)	(223,429)	(0.2%)
Enanta Pharmaceuticals, Inc.	(5,627)	(257,604)	(0.3%)
Insmed, Inc.	(12,265)	(394,197)	(0.4%)
Madrigal Pharmaceuticals, Inc.	(2,201)	(261,325)	(0.3%)
TG Therapeutics, Inc.	(20,531)	(549,410)	(0.6%)

		(3,043,556)
Building Products
Advanced Drainage Systems, Inc.	(10,995)	(686,528)	(0.7%)
Builders FirstSource, Inc.	(85,083)	(2,775,407)	(2.9%)

		(3,461,935)
Capital Markets
Ares Management Corp., Class A	(13,406)	(541,870)	(0.6%)
Blucora, Inc.	(20,079)	(189,144)	(0.2%)
Charles Schwab Corp. (The)	(77,329)	(2,801,630)	(3.0%)

		(3,532,644)
Chemicals
Chemours Co. (The)	(29,016)	(606,725)	(0.6%)
DuPont de Nemours, Inc.	(4,903)	(272,018)	(0.3%)
Ingevity Corp.	(4,764)	(235,532)	(0.2%)
Mosaic Co. (The)	(53,050)	(969,223)	(1.0%)
Olin Corp.	(32,599)	(403,576)	(0.4%)
Scotts Miracle-Gro Co. (The)	(4,693)	(717,607)	(0.8%)
Trinseo S.A.	(21,363)	(547,747)	(0.6%)

		(3,752,428)

Common Stocks - Short	Shares	Value	% of Basket Value
Commercial Services & Supplies
Clean Harbors, Inc.	(5,531)	(309,902)	(0.3%)

Communications Equipment
CommScope Holding Co., Inc.	(31,890)	(287,010)	(0.3%)

Construction & Engineering
Fluor Corp.	(52,922)	(466,243)	(0.5%)
Granite Construction, Inc.	(31,697)	(558,184)	(0.6%)

		(1,024,427)

Consumer Finance
Capital One Financial Corp.	(8,199)	(589,180)	(0.6%)

Diversified Consumer Services
ServiceMaster Global Holdings, Inc.	(7,912)	(315,531)	(0.3%)

Diversified Financial Services
Cannae Holdings, Inc.	(13,435)	(500,588)	(0.5%)

Diversified Telecommunication Services
Anterix, Inc.	(19,723)	(645,139)	(0.7%)

Electric Utilities
FirstEnergy Corp.	(9,983)	(286,612)	(0.3%)

Electrical Equipment
Sunrun, Inc.	(33,485)	(2,580,689)	(2.7%)

Energy Equipment & Services
Halliburton Co.	(45,976)	(554,011)	(0.6%)
Schlumberger Ltd.	(18,219)	(283,487)	(0.3%)
TechnipFMC PLC	(133,396)	(841,729)	(0.9%)

		(1,679,227)
Entertainment
Live Nation Entertainment, Inc.	(10,682)	(575,546)	(0.6%)
Take-Two Interactive Software, Inc.	(3,430)	(566,705)	(0.6%)

		(1,142,251)
Equity Real Estate Investment Trusts
American Finance Trust, Inc.	(96,964)	(607,964)	(0.6%)
City Office REIT, Inc.	(70,052)	(526,791)	(0.6%)
Easterly Government Properties, Inc.	(9,575)	(214,576)	(0.2%)
Franklin Street Properties	(131,726)	(482,117)	(0.5%)
NexPoint Residential Trust, Inc.	(16,268)	(721,486)	(0.8%)
Paramount Group, Inc.	(70,594)	(499,806)	(0.5%)
SL Green Realty Corp.	(6,366)	(295,191)	(0.3%)
UDR, Inc.	(16,780)	(547,196)	(0.6%)
UMH Properties, Inc.	(39,215)	(530,971)	(0.6%)
Vornado Realty Trust	(14,045)	(473,457)	(0.5%)

		(4,899,555)
Food & Staples Retailing
Andersons, Inc. (The)	(34,736)	(665,889)	(0.7%)

Food Products
Beyond Meat, Inc.	(2,416)	(401,201)	(0.4%)

Common Stocks - Short	Shares	Value	% of Basket Value
Food Products – continued
Bunge Ltd.	(10,763)	(491,869)	(0.5%)
Cal-Maine Foods, Inc.	(11,694)	(448,699)	(0.5%)
Pilgrim’s Pride Corp.	(54,731)	(819,050)	(0.9%)
Sanderson Farms, Inc.	(4,289)	(505,973)	(0.5%)

		(2,666,792)
Health Care Equipment & Supplies
ABIOMED, Inc.	(936)	(259,328)	(0.3%)
Align Technology, Inc.	(2,201)	(720,520)	(0.8%)
Tandem Diabetes Care, Inc.	(4,198)	(476,473)	(0.5%)

		(1,456,321)
Health Care Providers & Services
BioTelemetry, Inc.	(6,206)	(282,869)	(0.3%)
Tenet Healthcare Corp.	(13,299)	(325,959)	(0.3%)

		(608,828)
Health Care Technology
Teladoc Health, Inc.	(7,416)	(1,625,884)	(1.7%)

Hotels, Restaurants & Leisure
Aramark	(11,427)	(302,244)	(0.3%)
Bloomin’ Brands, Inc.	(14,410)	(220,041)	(0.2%)
MGM Resorts International	(8,192)	(178,176)	(0.2%)
Papa John’s International, Inc.	(6,966)	(573,162)	(0.6%)
Royal Caribbean Cruises Ltd.	(8,805)	(569,948)	(0.6%)
Wendy’s Co. (The)	(4,458)	(99,391)	(0.1%)
Wyndham Hotels & Resorts, Inc.	(11,540)	(582,770)	(0.6%)
Wynn Resorts Ltd.	(7,859)	(564,355)	(0.6%)

		(3,090,087)
Household Durables
Mohawk Industries, Inc.	(3,230)	(315,216)	(0.3%)
Toll Brothers, Inc.	(6,356)	(309,283)	(0.3%)

		(624,499)
Independent Power & Renewable Electricity Producers
AES Corp. (The)	(31,613)	(572,511)	(0.6%)
Sunnova Energy International, Inc.	(25,494)	(775,273)	(0.8%)

		(1,347,784)
Insurance
American International Group, Inc.	(8,836)	(243,255)	(0.3%)
Brighthouse Financial, Inc.	(17,606)	(473,777)	(0.5%)
Cincinnati Financial Corp.	(4,425)	(345,017)	(0.4%)
First American Financial Corp.	(11,336)	(577,116)	(0.6%)
Lincoln National Corp.	(7,662)	(240,051)	(0.3%)
Reinsurance Group of America, Inc.	(3,365)	(320,314)	(0.3%)
Third Point Reinsurance Ltd.	(81,703)	(567,836)	(0.6%)

		(2,767,366)
Interactive Media & Entertainment
Snap-on, Inc., Class A	(1,807)	(47,181)	(—)
TripAdvisor, Inc.	(9,714)	(190,297)	(0.2%)

Common Stocks - Short	Shares	Value	% of Basket Value
Interactive Media & Entertainment – continued
Twitter, Inc.	(12,972)	(577,254)	(0.6%)

		(814,732)
Internet & Direct Marketing Retail
Etsy, Inc.	(674)	(81,978)	(0.1%)
Expedia Group, Inc.	(6,078)	(557,292)	(0.6%)
Realreal, Inc. (The)	(41,876)	(605,946)	(0.6%)

		(1,245,216)
IT Services
DXC Technology Co.	(22,958)	(409,800)	(0.4%)
Euronet Worldwide, Inc.	(3,074)	(280,042)	(0.3%)
LiveRamp Holdings, Inc.	(5,483)	(283,855)	(0.3%)

		(973,697)
Leisure Products
Mattel, Inc.	(50,196)	(587,293)	(0.6%)

Machinery
Middleby Corp. (The)	(3,008)	(269,848)	(0.3%)

Media
AMC Networks, Inc., Class A	(12,844)	(317,375)	(0.3%)
ViacomCBS, Inc., Class B	(27,374)	(766,746)	(0.8%)

		(1,084,121)
Metals & Mining
Agnico Eagle Mines Ltd.	(3,895)	(310,081)	(0.3%)
Alcoa Corp.	(15,914)	(185,080)	(0.2%)
Allegheny Technologies, Inc.	(29,021)	(253,063)	(0.3%)
Barrick Gold Corp.	(20,531)	(577,126)	(0.6%)
Century Aluminum Co.	(82,094)	(584,509)	(0.6%)
Coeur Mining, Inc.	(72,329)	(533,788)	(0.6%)
Freeport-McMoRan, Inc.	(37,844)	(591,880)	(0.6%)
Hecla Mining Co.	(173,906)	(883,443)	(0.9%)
Kinross Gold Corp.	(5,098)	(44,964)	(—)
Newmont Corp.	(9,259)	(587,484)	(0.6%)
Pan American Silver Corp.	(9,744)	(313,270)	(0.3%)

		(4,864,688)
Mortgage Real Estate Investment Trusts (REITs)
Annaly Capital Management, Inc.	(81,606)	(581,035)	(0.6%)
Capstead Mortgage Corp.	(109,970)	(618,031)	(0.7%)
PennyMac Mortgage Investment Trust	(33,664)	(540,981)	(0.6%)

		(1,740,047)
Multi-Utilities
CenterPoint Energy, Inc.	(14,291)	(276,531)	(0.3%)

Multiline Retail
Dollar Tree, Inc.	(6,360)	(580,922)	(0.6%)
Kohl’s Corp.	(27,973)	(518,340)	(0.5%)

		(1,099,262)

Common Stocks - Short	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corp.	(12,725)	(220,906)	(0.2%)
Chevron Corp.	(31,173)	(2,244,456)	(2.4%)
Cimarex Energy Co.	(11,117)	(270,477)	(0.3%)
CNX Resources Corp.	(221,522)	(2,091,168)	(2.2%)
Concho Resources, Inc.	(5,627)	(248,263)	(0.3%)
ConocoPhillips	(16,876)	(554,208)	(0.6%)
Devon Energy Corp.	(61,687)	(583,559)	(0.6%)
Energy Transfer LP	(147,246)	(798,073)	(0.8%)
EOG Resources, Inc.	(14,528)	(522,136)	(0.6%)
EQT Corp.	(61,688)	(797,626)	(0.8%)
Exxon Mobil Corp	(5,221)	(179,237)	(0.2%)
Hess Corp.	(14,049)	(575,026)	(0.6%)
HollyFrontier Corp.	(27,001)	(532,190)	(0.6%)
Kinder Morgan, Inc.	(45,976)	(566,884)	(0.6%)
Marathon Oil Corp.	(131,420)	(537,508)	(0.6%)
Marathon Petroleum Corp.	(3,229)	(94,739)	(0.1%)
Occidental Petroleum Corp.	(46,318)	(463,643)	(0.5%)
Parsley Energy, Inc.	(52,071)	(487,384)	(0.5%)
Pioneer Natural Resources Co.	(2,940)	(252,811)	(0.3%)
Plains All American Pipeline LP	(53,881)	(322,208)	(0.3%)
WPX Energy, Inc.	(192,707)	(944,264)	(1.0%)

		(13,286,766)
Personal Products
Coty, Inc.	(78,897)	(213,022)	(0.2%)
Edgewell Personal Care Co.	(10,383)	(289,478)	(0.3%)
Herbalife Nutrition Ltd.	(3,108)	(144,988)	(0.2%)

		(647,488)
Pharmaceuticals
Mylan NV	(39,440)	(584,895)	(0.6%)

Professional Services
Clarivate PLC	(23,703)	(734,556)	(0.8%)
CoreLogic, Inc.	(4,540)	(307,222)	(0.3%)

		(1,041,778)
Road & Rail
ArcBest Corp.	(22,432)	(696,738)	(0.7%)
Lyft, Inc., Class A	(20,658)	(569,128)	(0.6%)

		(1,265,866)
Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	(27,405)	(3,199,260)	(3.4%)
Applied Materials, Inc.	(7,637)	(454,020)	(0.5%)
Enphase Energy, Inc.	(5,089)	(420,300)	(0.4%)
Lam Research Corp.	(26)	(8,625)	(—)
Microchip Technology, Inc.	(831)	(85,394)	(0.1%)
MKS Instruments, Inc.	(2,305)	(251,775)	(0.3%)
NVIDIA Corp.	(235)	(127,187)	(0.1%)
Ultra Clean Holdings, Inc.	(8,966)	(192,410)	(0.2%)

Common Stocks - Short	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment – continued
Veeco Instruments, Inc.	(14,899)	(173,871)	(0.2%)

		(4,912,842)
Software
Blackberry Ltd.	(59,130)	(271,407)	(0.3%)
Cloudflare, Inc., Class A	(9,357)	(384,198)	(0.4%)
Nutanix, Inc., Class A	(12,418)	(275,431)	(0.3%)
Teradata Corp.	(13,463)	(305,610)	(0.3%)

		(1,236,646)
Specialty Retail
Aaron’s, Inc.	(6,729)	(381,198)	(0.4%)
Carvana Co.	(2,922)	(651,781)	(0.7%)
Foot Locker, Inc.	(8,403)	(277,551)	(0.3%)
Gap, Inc. (The)	(34,912)	(594,551)	(0.6%)
L Brands, Inc.	(17,938)	(570,608)	(0.6%)
RH	(1,056)	(404,047)	(0.4%)

		(2,879,736)
Technology Hardware, Storage & Peripherals
HP, Inc.	(31,078)	(590,171)	(0.6%)
Western Digital Corp.	(9,252)	(338,161)	(0.4%)
Xerox Holdings Corp.	(15,863)	(297,748)	(0.3%)

		(1,226,080)
Textiles, Apparel & Luxury Goods
PVH Corp.	(8,846)	(527,575)	(0.6%)
Ralph Lauren Corp.	(9,849)	(669,437)	(0.7%)
Tapestry, Inc.	(33,256)	(519,791)	(0.5%)

		(1,716,803)
Thrifts & Mortgage Finance
Flagstar Bancorp, Inc.	(18,230)	(540,155)	(0.6%)

Trading Companies & Distributors
Beacon Roofing Supply, Inc.	(19,724)	(612,825)	(0.6%)
NOW, Inc.	(103,799)	(471,247)	(0.5%)

		(1,084,072)
Wireless Telecommunication Services
U.S. Cellular Corp.	(7,767)	(229,359)	(0.2%)

Total Common Stocks—Short		$(94,536,500)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$199,353,190	$—	$—	$199,353,190
Exchange-Traded Funds	7,225,468	—	—	7,225,468
Short-Term Investments*	—	316,599,419	—	316,599,419
Forward Foreign Currency Contracts (unrealized appreciation)	—	439,463	—	439,463
Futures Contracts (unrealized appreciation)	6,030,085	67,894	—	6,097,979

Total	$212,608,743	$317,106,776	$—	$529,715,519

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Equity Basket Total Return Swap	$— (a)	$—	$—	$—
Forward Foreign Currency Contracts (unrealized depreciation)	—	(1,451,513)	—	(1,451,513)
Futures Contracts (unrealized depreciation)	(3,047,623)	(1,327,838)	—	(4,375,461)

Total	$(3,047,623)	$(2,779,351)	$—	$(5,826,974)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.
(a)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of and underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and swap agreements.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. The Fund may also use various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments and equity basket total return swap agreements. During the period ended September 30, 2020, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, and commodities (through investments in the Subsidiary), long contracts on short term interest rates, and short contracts on equity basket total return swaps in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of September 30, 2020:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$439,463	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$1,733,689
Foreign exchange contracts	—	492,196
Commodity contracts	—	2,526,093
Equity contracts	—	1,346,001

Total exchange-traded asset derivatives	$—	$6,097,979

Total asset derivatives	$439,463	$6,097,979

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,451,513)	$—	$—
Equity Contracts	—	—	(94,536,500)

Total over-the-counter liability derivatives	$(1,451,513)	$—	$(94,536,500)

Exchange-traded liability derivatives
Interest rate contracts	$—	$(1,147,572)	$—
Foreign exchange contracts	—	(68,019)	—
Commodity contracts	—	(1,786,572)	—
Equity contracts	—	(1,373,298)	—

Total exchange-traded liability derivatives	$—	$(4,375,461)	$—

Total liability derivatives	$(1,451,513)	$(4,375,461)	$(94,536,500)

[1]	Represents swap agreements, at value. Market value of swap agreements is reported in the Consolidated Portfolio of Investments.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2020, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(1,012,050)	$6,616,423

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2020:

	Maximum Amount of Loss — Gross	Maximum Amount of Loss — Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$439,463	$—
Collateral pledged to UBS AG	6,616,423	6,616,423
Collateral pledged to Morgan Stanley	20,935,601	20,935,601

Total over-the-counter counterparty credit risk	27,991,487	27,552,024

Exchange-traded counterparty credit risk
Futures contracts	6,097,979	6,097,979
Margin with brokers	31,734,953	31,734,953

Total exchange-traded counterparty credit risk	37,832,932	37,832,932

Total counterparty credit risk	$65,824,419	$65,384,956

Investment Summary at September 30, 2020 (Unaudited)

Common Stocks	35.0%
Certificates of Deposit	30.2
Time Deposits	9.5
Repurchase Agreements	6.5
Treasuries	5.8
Commercial Paper	3.7
Exchange-Traded Funds	1.3

Total Investments	92.0
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	8.0

Net Assets	100.0%